Registration No. 811-02753
Registration No. 002-59353

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	82	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	82	☒

(Check appropriate box or boxes)

GUGGENHEIM VARIABLE FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

805 KING FARM BOULEVARD, SUITE 600, ROCKVILLE, MARYLAND 20850
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(301) 296-5100

Copies To:
Donald C. Cacciapaglia, President Guggenheim Variable Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Amy J. Lee, Chief Legal Officer Guggenheim Variable Funds Trust 805 King Farm Boulevard Suite 600 Rockville, MD 20850	Julien Bourgeois Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on ________ pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on ________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 82 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 82 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on the 8th day of October 2014.

GUGGENHEIM VARIABLE FUNDS TRUST (the Registrant)
By:	DONALD C. CACCIAPAGLIA
Donald C. Cacciapaglia, Chief Executive Officer and President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 8th day of October 2014.

Randall C. Barnes Trustee		GUGGENHEIM VARIABLE FUNDS TRUST
Donald A. Chubb, Jr. Trustee	By:	AMY J. LEE Amy J. Lee, Chief Legal Officer, Vice President and Attorney-In-Fact for the Trustees Whose Names Appear Opposite
Jerry B. Farley Trustee
Roman Friedrich III Trustee	By:	JOHN L. SULLIVAN John L. Sullivan, Chief Financial Officer and Treasurer
Robert B. Karn III Trustee
Ronald A. Nyberg Trustee	By:	DONALD C. CACCIAPAGLIA Donald C. Cacciapaglia, Chief Executive Officer, President and Trustee
Maynard F. Oliverius Trustee
Ronald E. Toupin, Jr. Trustee

EXHIBIT INDEX

Exhibit Number                                                          Exhibit:

EX-101.INS                                                                 XBRL Instance Document

EX-101.SCH                                                                XBRL Taxonomy Extension Schema Document

EX-101.CAL                                                                XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                                                                XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                                                                XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                                                                XBRL Taxonomy Extension Presentation Linkbase